STATEMENT OF STOCKHOLDERS' DEFICIT (Unaudited) - USD ($)	Preferred Stock Series A [Member]	Preferred Stock Series B [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Subscription Receivable [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2023	$ 1,000	$ 450,260	$ 11,216	$ 5,116,403		$ (7,466,631)	$ (1,887,752)
Beginning balance, shares at Dec. 31, 2023	1,000,000	560,000	11,216,438
Common stock issued in partial convertible note conversion			$ 100	49,900			50,000
Common stock issued in partial convertible note conversion, shares			100,000
Common stock issued in exchange for services rendered			$ 119	89,882			90,001
Common stock issued in exchange for services rendered, shares			118,975
Common stock issued in connection with 506 offering			$ 293	219,925	(32,720)		187,498
Common stock issued in connection with 506 offering, shares			293,631
Common stock issued as employee share-based compensation			$ 11	7,724			7,735
Common stock issued as employee share-based compensation, shares			10,500
Common stock issued as consideration paid for HomeQ software purchase			$ 1,800	1,546,200			1,548,000
Common stock issued as consideration paid for HomeQ software purchase, shares			1,800,000
Net loss (As Restated)						(615,261)	(615,261)
Ending balance, value at Dec. 31, 2024	$ 1,000	$ 450,260	$ 13,539	7,030,034	(32,720)	(8,081,892)	(619,779)
Ending balance, shares at Dec. 31, 2024	1,000,000	560,000	13,539,544
Common stock issued in connection with 506 offering					32,720		32,720
Common stock issued as compensation to employee			$ 21	11,666			11,687
Common stock issued as compensation to employee, shares			21,000
Common stock issued to investor relations consultant in exchange for services rendered			$ 78	44,922			45,000
Common stock issued to investor relations consultant in exchange for services rendered, shares			77,326
Net loss (As Restated)						(220,009)	(220,009)
Ending balance, value at Jun. 30, 2025	$ 1,000	$ 450,260	$ 13,638	7,086,622		(8,301,901)	(750,381)
Ending balance, shares at Jun. 30, 2025	1,000,000	560,000	13,637,870
Beginning balance, value at Dec. 31, 2024	$ 1,000	$ 450,260	$ 13,539	7,030,034	(32,720)	(8,081,892)	(619,779)
Beginning balance, shares at Dec. 31, 2024	1,000,000	560,000	13,539,544
Common stock issued in connection with Strata Agreement (As Restated)			$ 500	59,500			60,000
Common stock issued in connection with Strata Agreement, shares			500,000
Note for no consideration			$ 50	15,470			15,520
Note for no consideration, shares			50,000
Common stock issued in connection with partial conversion of LGH Convertible Note			$ 100	49,900			50,000
Common stock issued in connection with partial conversion of LGH Convertible Note, shares			100,000
Common stock issued in connection with partial conversion of ClearThink Capital Partners LLC Convertible Note			$ 628	93,122			93,750
Common stock issued in connection with partial conversion of ClearThink Capital Partners LLC Convertible Note, shares			627,510
Common stock issued in connection with 506 offering					32,720		32,720
Common stock issued in connection with 506 offering, shares
Common stock issued as employee share-based compensation			$ 42	17,136			17,178
Common stock issued as employee share-based compensation, shares			42,000
Common stock issued to investor relations consultant in exchange for services rendered			$ 251	89,749			90,000
Common stock issued to investor relations consultant in exchange for services rendered, shares			250,681
Common stock issued to financial consultant in exchange for services rendered			$ 50	24,950			25,000
Common stock issued to financial consultant in exchange for services rendered, shares			50,000
Common stock issued to employee in lieu of unpaid salary			$ 146	80,354			80,500
Common stock issued to employee in lieu of unpaid salary, shares			146,373
Net loss (As Restated)						(554,067)	(554,067)
Ending balance, value at Dec. 31, 2025	$ 1,000	$ 450,260	$ 15,306	7,460,215		(8,635,959)	(709,178)
Ending balance, shares at Dec. 31, 2025	1,000,000	560,000	15,306,108
Beginning balance, value at Mar. 31, 2025	$ 1,000	$ 450,260	$ 13,589	7,058,053		(8,222,108)	(699,206)
Beginning balance, shares at Mar. 31, 2025		560,000	13,588,714
Common stock issued as compensation to employee			$ 10	6,108			6,118
Common stock issued as compensation to employee, shares			10,500
Common stock issued to investor relations consultant in exchange for services rendered			$ 39	22,461			22,500
Common stock issued to investor relations consultant in exchange for services rendered, shares			38,656
Net loss (As Restated)						(79,793)	(79,793)
Ending balance, value at Jun. 30, 2025	$ 1,000	$ 450,260	$ 13,638	7,086,622		(8,301,901)	(750,381)
Ending balance, shares at Jun. 30, 2025	1,000,000	560,000	13,637,870
Beginning balance, value at Dec. 31, 2025	$ 1,000	$ 450,260	$ 15,306	7,460,215		(8,635,959)	(709,178)
Beginning balance, shares at Dec. 31, 2025	1,000,000	560,000	15,306,108
Common stock issued in connection with Strata Agreement (As Restated)			$ 600	53,400			54,000
Common stock issued in connection with Strata Agreement, shares			600,000
Common stock issued in connection with partial conversion of ClearThink Capital Partners LLC Convertible Note			$ 1,331	131,794			133,125
Common stock issued in connection with partial conversion of ClearThink Capital Partners LLC Convertible Note, shares			1,331,250
Common stock issued to investor relations consultant in exchange for services rendered			$ 547	44,453			45,000
Common stock issued to investor relations consultant in exchange for services rendered, shares			546,983
Net loss (As Restated)						(303,642)	(303,642)
Ending balance, value at Jun. 30, 2026	$ 1,000	$ 450,260	$ 17,784	7,689,862		(8,939,601)	(780,695)
Ending balance, shares at Jun. 30, 2026	1,000,000	560,000	17,784,341
Beginning balance, value at Mar. 31, 2026	$ 1,000	$ 450,260	$ 17,308	7,637,838		(8,818,356)	(711,950)
Beginning balance, shares at Mar. 31, 2026	1,000,000	560,000	17,308,785
Common stock issued in connection with Strata Agreement (As Restated)			$ 200	29,800			30,000
Common stock issued in connection with Strata Agreement, shares			200,000
Common stock issued to investor relations consultant in exchange for services rendered			$ 276	22,224			22,500
Common stock issued to investor relations consultant in exchange for services rendered, shares			275,556
Net loss (As Restated)						(121,245)	(121,245)
Ending balance, value at Jun. 30, 2026	$ 1,000	$ 450,260	$ 17,784	$ 7,689,862		$ (8,939,601)	$ (780,695)
Ending balance, shares at Jun. 30, 2026	1,000,000	560,000	17,784,341